Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Redeemable non-controlling Equity Carrying Amount
Opening balance	¥ 1,670,379		¥ 1,584,858	¥ 1,438,082
Net income attributable to redeemable non-controlling interest	19,146	$ 2,738	48,804	45,969
Settlement of derivative liabilities with shares				100,807
Adjustment of the redeemable non-controlling interest	(964)		5,325
Redeemable non-controlling interest arising from business acquisition			48,962
Transfer from redeemable non-controlling interest to non-controlling interest	(1,630,942)		(17,570)
Closing balance	¥ 57,619	$ 8,239	¥ 1,670,379	¥ 1,584,858